Income Taxes (Details)	3 Months Ended	4 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Federal income tax (benefit)		21.00%
State and local income taxes (net of federal benefit)		0.00%
Nondeductible expenses		(1.50%)
Valuation allowance		(0.30%)
Effective tax rate		0.00%
Archer Aviation Inc
Federal income tax (benefit)				21.00%	21.00%
State and local income taxes (net of federal benefit)				8.80%	15.20%
Nondeductible expenses				(0.10%)	(0.20%)
Valuation allowance				(29.70%)	(36.00%)
Effective tax rate	0.00%		0.00%	0.00%	0.00%